Fair Value (Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying Amount [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, And Payables Under Repurchase Agreements And Payables Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 39,036,000	¥ 35,544,000
Carrying Amount [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	121,805,000	117,894,000
Carrying Amount [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	174,000	31,000
Carrying Amount [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,640,000	3,268,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	627,000	634,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,882,000	8,488,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,593,000	13,357,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,250,000	4,635,000
Carrying Amount [Member] | Derivative Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,793,000	9,878,000
Carrying Amount [Member] | Derivative Liabilities [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,000
Carrying Amount [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, And Receivables Under Resale Agreements And Securities Borrowing Transactions [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	17,344,000	19,486,000
Carrying Amount [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	23,395,000	18,792,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	60,465,000	58,536,000
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,013,000	86,262,000
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,459,000	4,677,000
Carrying Amount [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	11,558,000	10,033,000
Carrying Amount [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		2,000
Estimated Fair Value [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, And Payables Under Repurchase Agreements And Payables Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	39,036,000	35,544,000
Estimated Fair Value [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	121,876,000	117,960,000
Estimated Fair Value [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	174,000	31,000
Estimated Fair Value [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,640,000	3,268,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	627,000	634,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,882,000	8,488,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,823,000	13,557,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,250,000	4,635,000
Estimated Fair Value [Member] | Derivative Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,793,000	9,878,000
Estimated Fair Value [Member] | Derivative Liabilities [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,000
Estimated Fair Value [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, And Receivables Under Resale Agreements And Securities Borrowing Transactions [Member]

Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	17,344,000	19,486,000
Estimated Fair Value [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	23,395,000	18,792,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	60,704,000	59,002,000
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	92,083,000	87,054,000
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,459,000	4,677,000
Estimated Fair Value [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	11,558,000	10,033,000
Estimated Fair Value [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		¥ 2,000